Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Income Taxes [Abstract]
Schedule of income (loss) from continuing operations
Years ended December 31:	2018	2017	2016
Canada	$170,538	$7,360	$380
Outside Canada	(2,709)	(45,767)	(17,086)
	$167,829	$(38,407)	$(16,706)

Schedule of income tax (expense) recovery
Years ended December 31:	2018	2017	2016
Current taxes	$(867)	$(3,744)	$(4,540)
Deferred taxes	(55,238)	(3,141)	(1,454)
Resource revenues recovery (expense)	487	(1,773)	(1,020)
	$(55,618)	$(8,658)	$(7,014)

Schedule of reconciliation of the loss before income taxes
Years ended December 31:	2018	2017	2016
Income (loss) before income taxes	$167,829	$(38,407)	$(16,706)
Computed (expense) recovery of income taxes	$(50,137)	$9,792	$4,344
Decrease (increase) in income taxes resulting from:
Subsidiaries’ tax rate differences	—	—	714
Other non-taxable income	45	7	6,057
Revisions to prior years	(1,355)	4,650	(112)
Taxable capital gains and losses on dispositions, net	(5,357)	(3,150)	(3,543)
Resource property revenue taxes	356	(1,311)	(755)
Unrecognized losses in current year	(1,411)	(20,916)	(15,623)
Previously unrecognized deferred income tax assets, net	3,041	2,877	5,747
Permanent differences	(306)	(363)	(1,448)
Other, net	(494)	(244)	(2,395)
Provision for income taxes	$(55,618)	$(8,658)	$(7,014)